UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04276

AMANA MUTUAL FUNDS TRUST
(Exact Name of Registrant as Specified in Charter)

1300 N. State Street
Bellingham, Washington 98225-4730
(Address of Principal Executive Offices, including ZIP Code)

Nicolas F. Kaiser
1300 N. State Street
Bellingham, Washington 98225-4730
(Name and Address of Agent for Service)

Registrant's Telephone Number – (360) 734-9900
Date of fiscal year end: May 31, 2018
Date of reporting period: August 31, 2017

Item 1. Schedule of Investments

The unaudited schedule of investments as of the close of the reporting period is as follows:

Amana Mutual Funds Trust, Income Fund

Common Stocks – 98.6%	Number of Shares	Market Value	Percentage of Assets

Consumer Discretionary

Apparel, Footwear & Accessory Design
Nike, Class B	760,000	$40,135,600	3.0%

Automotive Retailers
Genuine Parts	382,000	31,641,060	2.4%

Home Improvement
Stanley Black & Decker	100,000	14,400,000	1.1%

		86,176,660	6.5%

Consumer Staples

Beverages
PepsiCo	250,000	28,932,500	2.2%

Household Products
Colgate-Palmolive	524,000	37,539,360	2.8%
Kimberly-Clark	230,000	28,356,700	2.2%
Procter & Gamble	150,000	13,840,500	1.1%
Unilever ADR	325,000	18,918,250	1.4%
		98,654,810	7.5%

Packaged Food
General Mills	600,000	31,956,000	2.4%
JM Smucker	185,000	19,380,600	1.5%
McCormick & Co	350,000	33,295,500	2.5%
		84,632,100	6.4%

		212,219,410	16.1%

Health Care

Large Pharma
AbbVie	350,000	26,355,000	2.0%
Bristol-Myers Squibb	650,000	39,312,000	3.0%
Eli Lilly	620,000	50,399,800	3.8%
GlaxoSmithKline ADR	342,007	13,758,942	1.0%
Johnson & Johnson	180,000	23,826,600	1.8%
Novartis ADR	450,000	37,930,500	2.9%
Pfizer	1,150,000	39,008,000	3.0%
		230,590,842	17.5%

Life Science Equipment
Abbott Laboratories	350,000	17,829,000	1.3%

		248,419,842	18.8%

Industrials

Aircraft & Parts
United Technologies	250,000	29,930,000	2.3%

Commercial & Residential Building Equipment & Systems
Honeywell International	400,000	55,308,000	4.2%
Johnson Controls International	500,000	19,795,000	1.5%
		75,103,000	5.7%

Courier Services
United Parcel Service, Class B	230,000	26,302,800	2.0%

Flow Control Equipment
Parker Hannifin	275,000	44,244,750	3.3%

Industrial Distribution & Rental
W.W. Grainger	80,000	13,005,600	1.0%

Industrial Machinery
Illinois Tool Works	380,000	52,253,800	4.0%

Measurement Instruments
Rockwell Automation	325,000	53,319,500	4.0%

Rail Freight
Canadian National Railway	534,000	43,248,660	3.3%

		337,408,110	25.6%

Materials

Agricultural Chemicals
Potash Corp of Saskatchewan	300,000	5,217,000	0.4%

Basic & Diversified Chemicals
Air Products & Chemicals	200,000	29,074,000	2.2%
Methanex	300,000	15,330,000	1.2%
Praxair	220,000	28,938,800	2.2%
		73,342,800	5.6%

Containers & Packaging
3M	260,000	53,123,200	4.0%

Non Wood Building Materials
Carlisle	330,000	31,247,700	2.4%

Specialty Chemicals
E.I. du Pont de Nemours	500,000	41,965,000	3.2%
PPG Industries	400,000	41,728,000	3.1%
RPM International	180,000	8,814,600	0.6%
		92,507,600	6.9%

		255,438,300	19.3%

Technology

Infrastructure Software
Microsoft	700,000	52,339,000	4.0%

Semiconductor Devices
Intel	900,000	31,563,000	2.4%
Microchip Technology	540,000	46,872,000	3.5%
		78,435,000	5.9%

Semiconductor Manufacturing
Taiwan Semiconductor ADR	850,048	31,426,274	2.4%

		162,200,274	12.3%

Total investments	(Cost is $560,793,500)	1,301,862,596	98.6%
Other assets (net of liabilities)		17,980,188	1.4%
Total net assets		$1,319,842,784	100.0%
ADR: American Depositary Receipt

Amana Mutual Funds Trust, Growth Fund

Common Stocks – 98.0%	Number of Shares	Market Value	Percentage of Assets

Communications

Internet Based Services
TripAdvisor, Class A¹	25,000	$1,068,250	0.1%

Internet Media
Alphabet, Class A¹	55,000	52,538,200	3.3%

		53,606,450	3.4%

Consumer Discretionary

Home & Office Product Wholesalers
Fastenal	600,000	25,602,000	1.6%

Home Products Stores
Lowe's	600,000	44,334,000	2.8%

Specialty Apparel Stores
TJX Companies	700,000	50,610,000	3.2%

		120,546,000	7.6%

Consumer Staples

Beverages
PepsiCo	235,000	27,196,550	1.7%

Household Products
Church & Dwight	1,353,866	67,923,457	4.3%
Clorox	250,000	34,632,500	2.2%
Estee Lauder, Class A	458,594	49,064,972	3.1%
		151,620,929	9.6%

		178,817,479	11.3%

Health Care

Biotech
Amgen	355,000	63,108,350	4.0%
Celgene¹	200,000	27,786,000	1.7%
		90,894,350	5.7%

Large Pharma
Eli Lilly	610,000	49,586,900	3.2%
Johnson & Johnson	420,000	55,595,400	3.5%
Novartis ADR	175,000	14,750,750	0.9%
Novo Nordisk ADR	1,002,195	47,724,526	3.0%
		167,657,576	10.6%

Life Science Equipment
Agilent Technologies	900,000	58,248,000	3.7%

Medical Devices
Stryker	300,000	42,411,000	2.7%

Medical Equipment
Dentsply Sirona International	215,000	12,162,550	0.8%

		371,373,476	23.5%

Industrials

Aircraft & Parts
Harris	390,000	47,931,000	3.0%

Building Sub Contractors
EMCOR Group	682,750	45,088,810	2.8%

Measurement Instruments
Keysight Technologies¹	500,000	20,430,000	1.3%
Trimble Navigation¹	1,600,000	61,888,000	3.9%
		82,318,000	5.2%

Metalworking Machinery
Lincoln Electric Holdings	360,000	31,262,400	2.0%

Rail Freight
Norfolk Southern	300,000	36,156,000	2.3%
Union Pacific	370,000	38,961,000	2.5%
		75,117,000	4.8%

		281,717,210	17.8%

Technology

Application Software
Adobe Systems¹	500,000	77,580,000	4.9%
Intuit	450,000	63,652,500	4.0%
SAP ADR	316,379	33,203,976	2.1%
		174,436,476	11.0%

Communications Equipment
Apple	504,000	82,656,000	5.2%
Cisco Systems	1,500,000	48,315,000	3.1%
		130,971,000	8.3%

Information Services
Gartner¹	180,000	21,706,200	1.4%

Infrastructure Software
Oracle	650,000	32,714,500	2.1%

IT Services
Convergys	351,033	8,249,276	0.5%

Semiconductor Devices
Qualcomm	800,000	41,816,000	2.6%
Xilinx	600,000	39,636,000	2.5%
		81,452,000	5.1%

Semiconductor Manufacturing
ASML	308,000	48,143,480	3.1%
Taiwan Semiconductor ADR	1,243,297	45,964,690	2.9%
		94,108,170	6.0%

		543,637,622	34.4%

Total investments	(Cost is $522,977,214)	1,549,698,237	98.0%
Other assets (net of liabilities)		31,514,716	2.0%
Total net assets		$1,581,212,953	100.0%
(1) Non-income producing security ADR: American Depositary Receipt

Amana Mutual Funds Trust, Developing World Fund

Common Stocks – 81.0%	Number of Shares	Market Value	Country¹	Percentage of Assets

Communications

Internet Media
Baidu ADR²	3,500	$798,175	China³	2.6%

Telecom Carriers
Advanced Info Service	99,000	559,744	Thailand	1.8%
China Mobile ADR	9,000	477,720	China	1.6%
Telekomunikasi Indonesia ADR	30,000	1,059,600	Indonesia	3.4%
		2,097,064		6.8%

		2,895,239		9.4%

Consumer Discretionary

Airlines
Bangkok Airways Public Company NVDR	1,140,000	638,573	Thailand	2.1%

Apparel, Footwear & Accessory Design
Samsonite International	259,800	1,068,188	Hong Kong³	3.5%
VF	12,000	754,440	United States	2.4%
		1,822,628		5.9%

Automobiles
Ford Otomotiv Sanayi	52,500	723,454	Turkey	2.4%

E-Commerce Discretionary
MercadoLibre	7,000	1,809,290	Brazil³	5.9%

Home Improvement
Techtronic Industries	140,000	725,324	Hong Kong	2.4%

Jewelry and Watch Stores
Pandora	5,000	531,158	Denmark	1.7%

		6,250,427		20.4%

Consumer Staples

Food & Drug Stores
Clicks Group	98,000	1,122,491	South Africa	3.7%

Household Products
Colgate-Palmolive	8,000	573,120	United States	1.9%
Kimberly-Clark de Mexico, Class A	210,000	412,735	Mexico	1.3%
Unilever ADR	14,700	855,687	United Kingdom	2.8%
		1,841,542		6.0%

Packaged Food
Indofood CBP Sukses Makmur	800,000	523,801	Indonesia	1.7%

		3,487,834		11.4%

Energy

Exploration & Production
CNOOC ADR	3,300	401,115	China	1.3%

Midstream-Oil & Gas
Petronas Gas	70,000	302,420	Malaysia	1.0%

		703,535		2.3%

Financials

Islamic Banking
BIMB Holdings	531,000	548,279	Malaysia	1.8%

Real Estate Owners & Developers
SM Prime Holdings	1,610,000	1,051,065	Philippines	3.4%

		1,599,344		5.2%

Health Care

Generic Pharma
Aspen Pharmacare	28,000	624,820	South Africa	2.0%
Dr. Reddy's Laboratories ADR	12,000	386,280	India	1.3%
Hikma Pharmaceuticals	18,000	290,672	Jordan	0.9%
		1,301,772		4.2%

Health Care Facilities
Bangkok Dusit Medical Services NVDR	380,000	239,280	Thailand	0.8%
IHH Healthcare	300,000	419,969	Malaysia	1.4%
KPJ Healthcare	633,998	618,630	Malaysia	2.0%
		1,277,879		4.2%

Specialty Pharma
Genomma Lab Internacional, Class B²	273,500	351,374	Mexico	1.1%
Kalbe Farma	5,900,000	757,914	Indonesia	2.5%
		1,109,288		3.6%

		3,688,939		12.0%

Industrials

Agricultural Machinery
Turk Traktor ve Ziraat Makineleri	22,500	540,967	Turkey	1.8%

Logistics Services
Kerry Logistics Network	400,000	570,549	China³	1.8%

Rail Freight
Kansas City Southern Industries	6,500	672,295	United States	2.2%

Transport Support Services
Grupo Aeroportuario Sureste ADR	1,350	274,941	Mexico	0.9%

		2,058,752		6.7%

Materials

Precious Metal Mining
Randgold Resources ADR	7,500	768,675	South Africa	2.5%

		768,675		2.5%

Technology

Application Software
Tencent Holdings ADR	36,000	1,523,880	China	5.0%

		1,523,880		5.0%

Utilities

Integrated Utilities
Aboitiz Power	815,000	629,539	Philippines	2.0%

Power Generation
Manila Electric	80,000	423,655	Philippines	1.4%

Utility Networks
Enersis Americas ADR	10,000	107,400	Chile	0.3%
Hong Kong & China Gas	383,570	726,161	China³	2.4%
		833,561		2.7%

		1,886,755		6.1%

Total Common Stock		$24,863,380		81.0%

Warrants – 0.0%[4]	Number of Shares	Market Value	Country¹	Percentage of Assets

Financials

Islamic Banking
BIMB Holdings Warrants²	80,000	$5,807	Malaysia	0.0%[4]

		5,807		0.0%[4]

Total Warrants		5,807		0.0%[4]

Total investments	(Cost is $20,324,981)	24,869,187		81.0%
Other assets (net of liabilities)		5,844,959		19.0%
Total net assets		$30,714,146		100.0%

¹ Country of domicile unless otherwise indicated
² Non-Income producing security
³ Denotes a country or region of primary exposure
[4] Amount is less than 0.05%

ADR: American Depositary Receipt
NVDR: Thai Non-Voting Depository

Amana Mutual Funds Trust, Participation Fund

Corporate Sukuk – 68.7%	Coupon / Maturity	Face Amount	Market Value	Country¹	Percentage of Assets

Communications

Ooredoo Tamweel²	3.039% due 12/03/2018	$1,500,000	$1,510,153	Qatar	3.6%

		1,500,000	1,510,153		3.6%

Consumer Discretionary

Al Shindagha²	3.776% due 11/26/2019	1,250,000	1,264,038	United Arab Emirates	3.0%
Majid Al Futtaim²	4.50% due 11/03/2025	1,750,000	1,837,176	United Arab Emirates	4.4%

		3,000,000	3,101,214		7.4%

Energy

Petronas Global³	2.707% due 03/18/2020	750,000	758,846	Malaysia	1.8%

		750,000	758,846		1.8%

Financials

Dubai International Financial Centre²	4.325% due 11/12/2024	1,750,000	1,831,384	United Arab Emirates	4.4%
Dubai Islamic Bank²	2.921% due 06/03/2020	1,750,000	1,747,391	United Arab Emirates	4.2%
Emirates Islamic Bank²	3.542% due 05/31/2021	1,500,000	1,518,750	United Arab Emirates	3.6%
Emirates Madina Group²	4.564% due 06/18/2024	1,750,000	1,836,679	United Arab Emirates	4.4%
Exim Malaysia²	2.874% due 02/19/2019	1,000,000	1,008,043	Malaysia	2.4%
Investment Corporation of Dubai²	3.508% due 05/21/2020	1,750,000	1,769,147	United Arab Emirates	4.2%
Noor²	2.788% due 04/28/2020	1,000,000	992,444	United Arab Emirates	2.4%
Qatar Islamic Bank²	2.754% due 10/27/2020	1,500,000	1,466,277	Qatar	3.5%
SIB Sukuk Co III Ltd²	3.084% due 09/08/2021	1,750,000	1,743,322	United Arab Emirates	4.1%
Sukuk Funding No3²	4.348% due 12/03/2018	1,000,000	1,023,734	United Arab Emirates	2.4%
TF Varlik Kiralama²	5.375% due 04/24/2019	1,250,000	1,290,451	Turkey	3.1%

		16,000,000	16,227,622		38.7%

Industrials

DP World Crescent²	3.908% due 05/31/2023	1,000,000	1,028,910	United Arab Emirates	2.4%
Jebel Ali Free Zone²	7.00% due 06/19/2019	1,000,000	1,080,864	United Arab Emirates	2.6%

		2,000,000	2,109,774		5.0%

Technology

Axiata²	4.357% due 03/24/2026	1,000,000	1,071,650	Malaysia	2.6%

		1,000,000	1,071,650		2.6%

Utilities

DEWA²	3.00% due 03/05/2018	1,500,000	1,507,167	United Arab Emirates	3.6%
Saudi Electric Global³	4.00% due 04/08/2024	1,000,000	1,050,000	Saudi Arabia	2.5%
TNB Global Ventures Capital²	3.244% due 10/19/2026	1,500,000	1,486,353	Malaysia	3.5%

		$4,000,000	4,043,520		9.6%

Total Corporate Sukuk			$28,822,779		68.7%

Government Sukuk – 25.1%	Coupon / Maturity	Face Amount	Market Value	Country¹	Percentage of Assets

Foreign Government Sukuk

China Beige Book International²	6.273% due 11/22/2018	$1,500,000	$1,556,250	Bahrain	3.7%
Department of Finance Dubai²	3.875% due 01/30/2023	1,500,000	1,552,546	United Arab Emirates	3.7%
Hazine Mustesarligi Varlik Kiralama³	2.803% due 03/26/2018	1,000,000	1,001,900	Turkey	2.4%
Perusahaan Penerbit SBSN III³	6.125% due 03/15/2019	750,000	795,975	Indonesia	1.9%
Perusahaan Penerbit SBSN²	4.55% due 03/29/2026	1,000,000	1,063,750	Indonesia	2.5%
Perusahaan Penerbit SBSN³	4.55% due 03/29/2026	250,000	265,938	Indonesia	0.6%
RAK Capital²	3.094% due 03/31/2025	1,500,000	1,499,469	United Arab Emirates	3.6%
Sharjah²	3.764% due 09/17/2024	1,000,000	1,036,716	United Arab Emirates	2.5%
State of Qatar²	3.241% due 01/18/2023	1,750,000	1,768,296	Qatar	4.2%

		$10,250,000	10,540,840		25.1%

Total investments	(Cost $39,126,188)		39,363,619		93.8%
Other assets (net of liabilities)			2,608,912		6.2%
Total net assets			$41,972,531		100.0%

¹ Country of activity

² Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At August 31, 2017, the aggregate value of these securities was $35,490,960, representing 84.6% of net assets.

³ Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At August 31, 2017, the net value of these securities was $3,872,659 representing 9.2% of net assets.

Notes to Schedule of Investments (unaudited)

1. Organization:

Amana Mutual Funds Trust (the "Trust") was organized as a Delaware Statutory Trust on March 11, 2013, and is the successor to Amana Mutual Funds Trust, an Indiana Business Trust organized on July 26, 1984, pursuant to a reorganization on July 19, 2013.

2. Significant Accounting Policies

a. Security valuation:

Under procedures approved by the Trust's Board of Directors, Saturna Capital, the Trust's investment adviser and administrator, has formed a Pricing Committee to administer the pricing and valuation of portfolio securities, including valuation of securities for which market quotations are not readily available.

Investments in securities traded on a national securities exchange and over-the-counter securities for which sale prices are available are valued at that price. Securities for which there are no sales are valued at latest bid price.

Foreign markets may close before the time as of which the Funds' share prices are determined. Because of this, events occurring after the close and before the determination of the Funds' share prices may have a material effect on the values of some or all the Funds' foreign securities. To account for this, the Funds may use outside pricing services for valuation of their non-US securities.

In cases in which there is not a readily available market price, a fair value for such security is determined in good faith by or under the direction of the Board of Trustees.

Security transactions are recorded on trade date. Realized gains and losses on sales of securities are recorded on the identified cost basis.

Sukuk certificates in which the Participation Fund invests are valued based on evaluated prices supplied by an independent pricing service, which include valuations provided by market makers and other participants, provided that there is sufficient market activity on which the pricing service can base such valuations. Where market activity is insufficient for making such determinations, the independent pricing service uses proprietary valuation methodologies and may consider a variety of factors, such as yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, and other factors in order to calculate the security's fair value.

b. Fair Value Measurements Disclosure:

Accounting Standards Codification (ASC) 820 establishes a three-tier framework for measuring fair value based on a hierarchy of inputs. The hierarchy distinguishes between market data obtained from independent sources (observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' investments and are summarized below.

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Trust has the ability to access.

Level 2 – Observable inputs other than quoted prices in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Trust's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2017, in valuing the Funds' investments carried at value:

Funds	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input	Total

Income Fund
Common Stocks¹	$1,301,862,596	$-	$-	$1,301,862,596
Total Assets	$1,301,862,596	$-	$-	$1,301,862,596

Growth Fund
Common Stocks¹	$1,549,698,237	$-	$-	$1,549,698,237
Total Assets	$1,549,698,237	$-	$-	$1,549,698,237

Developing World
Common Stocks
Communications	$2,335,495	$559,744	$-	$2,895,239
Consumer Discretionary	2,563,730	3,686,697	-	6,250,427
Consumer Staples	1,428,807	2,059,027	-	3,487,834
Energy	401,115	302,420	-	703,535
Financials	-	1,599,344	-	1,599,344
Health Care	386,280	3,302,659	-	3,688,939
Industrials	947,236	1,111,516	-	2,058,752
Materials	768,675	-	-	768,675
Technology	1,523,880	-	-	1,523,880
Utilities	107,400	1,779,355	-	1,886,755
Total Common Stocks	10,462,618	14,400,762	-	24,863,380
Warrants¹	5,807	-	-	5,807
Total Assets	$10,468,425	$14,400,762	$-	$24,869,187

Participation Fund
Corporate Sukuk¹	$-	$28,822,779	$-	$28,822,779
Government Sukuk¹	-	10,540,840	-	10,540,840
Total Assets	$-	$39,363,619	$-	$39,363,619
During the period ended August 31, 2017, no Fund had transfers between Level 1, Level 2, and Level 3. ¹ See the Schedule of Investments for additional details

3. Derivative instruments and hedging activities:

The Funds have adopted the financial accounting reporting rules required by the Derivatives and Hedging Topic of the FASB Accounting Standards Codification. The Funds are required to include enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity's results of operations and financial position.

During a previous fiscal period ended August 31, 2017, the Funds held positions in rights offerings as a result of actions taken by the board of directors of the underlying companies. Rights offerings are issued to existing shareowners of companies and allow shareowners to purchase additional company shares, generally at a discount to the current market price, prior to a set expiration date. As a result of exercising certain rights offerings, the Funds received warrants. Holders of warrants have the right to purchase additional securities directly from the issuer at a set exercise price, prior to a stated expiration date.

The effects of these derivative instruments on the Fund's financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations are presented in the tables below. The fair values of derivative instruments as of August 31, 2017, by risk category are as follows:

Developing World Fund
Statement of Asset and Liabilities Location	Derivatives not designated as hedging instruments	Asset Derivatives
Investments in securities, at value	Warrants	$5,807
	Total	$5,807

Statement of Operations effects realized

Developing World Fund
Derivatives not designated as hedging instruments	Changes in Unrealized Gains
Warrants	$(1,202)
Total	$(1,202)

4. Federal Income Taxes:

The cost basis of investments for federal income tax purposes at August 31, 2017, were as follows:

	Income Fund	Growth Fund
Cost of investments	$560,793,500	$522,977,214
Gross unrealized appreciation	744,674,340	1,027,044,422
Gross unrealized depreciation	(3,605,244)	(323,399)
Net unrealized appreciation	$741,069,096	$1,026,721,023

	Developing World Fund	Participation Fund
Cost of investments	$20,324,981	$39,126,188
Gross unrealized appreciation	6,652,049	367,470
Gross unrealized depreciation	(2,107,843)	(130,039)
Net unrealized appreciation	$4,544,206	$237,431

5. Subsequent Events

In preparing these financial statements, the Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no events or transactions during the period that materially impacted the amounts or disclosures in the Funds' financial statements.

Item 2. Controls and Procedures

  An evaluation was performed within 90 days of the filing of this report, under the supervision of and with the participation of the registrant's management, including the principal executive officer and the principal financial officer, regarding the effectiveness of the design and operation of the registrant's disclosure controls and procedures. Based on that evaluation, the principal executive officer and principal financial officer concluded that the registrant's disclosure controls and procedures were effective.
  The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits

Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMANA MUTUAL FUNDS TRUST

By:

/s/ Nicholas Kaiser
Nicholas Kaiser, President and Chief Executive Officer

Date: October 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:

/s/ Nicholas Kaiser
Nicholas Kaiser, President and Chief Executive Officer

Date: October 27, 2017

By:

/s/ Christopher Fankhauser
Christopher Fankhauser, Chief Financial Officer

Date: October 27, 2017

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